Liquidity and Going Concern (Details) € in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 29, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 EUR (€)	Jul. 29, 2025 USD ($)	Jul. 29, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Operating losses		$ 7,710	$ 2,142	$ 10,498	$ 25,383
Net cash used in operating activities of continuing operations		(4,467)	(11,689)	(18,694)	(13,897)
Cash and cash equivalents		33,096	$ 12,777	33,096	$ 12,777				$ 14,754
Long-term debt		3,903		3,903
Minimum cash requirement		15,000		15,000
Maximum proceeds from issuance of prospectus equity	$ 100,000
Discontinued Operations, Disposed of by Sale | Light-Duty
Debt Instrument [Line Items]
Net proceeds from sale		$ 47,146		$ 47,146		€ 40,424	$ 59,975	€ 51,424